CAPITAL MANAGEMENT - Changes in Invested Capital (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Changes in Invested capital [Roll Forward]
Opening balance	$ 12,287	$ 12,272	$ 12,281	$ 12,195
Net redemption of preferred units	0	0	0	(220)
Issuance of perpetual subordinated notes	0	0	0	293	[1]
Issuance of limited partnership units	2	4	8	8
Ending balance	12,289	12,276	12,289	12,276
Weighted Average Invested Capital	$ 12,287	$ 12,272	$ 12,284	$ 12,262

[1]	Refer to Note 15, Partnership Capital.